International Operations	12 Months Ended
Dec. 31, 2016
International Operations
International Operations

(13) International Operations

The Company provides international banking services for its customers through its bank subsidiaries. Neither the Company nor its bank subsidiaries have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

Because the resources employed by the Company are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

A summary of assets attributable to international operations at December 31, 2016 and 2015 are as follows:

	2016	2015
	(Dollars in Thousands)
Loans:
Commercial	$124,079	$138,125
Others	43,141	40,888
	167,220	179,013
Less allowance for probable loan losses	(884)	(1,152)
Net loans	$166,336	$177,861
Accrued interest receivable	$603	$697

At December 31, 2016, the Company had $93,154,000 in outstanding standby and commercial letters of credit to facilitate trade activities.

Revenues directly attributable to international operations were approximately $5,495,000,  $6,113,000 and $6,034,000 for the years ended December 31, 2016, 2015 and 2014, respectively.